Investments in Other Companies - Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Centro de Compensación Automatizado S.A. [Member]
Investments in Other Companies - Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures (Details) [Line Items]
Current assets	$ 13,958	$ 6,380
Non-current assets	9,462	10,983
Total Assets	23,420	17,363
Current liabilities	3,585	3,034
Non-current liabilities	43	247
Total Liabilities	3,628	3,281
Equity	19,792	14,082
Minority interest
Total Liabilities and Equity	23,420	17,363
Operating income	21,282	8,973
Operating expenses	(14,545)	(2,812)
Other income (expenses)	741	589
Gain before tax	7,478	6,750
Income tax	(1,853)	(1,692)
Gain for the year	5,625	5,058
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Investments in Other Companies - Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures (Details) [Line Items]
Current assets	1,737	841
Non-current assets	8,223	8,377
Total Assets	9,960	9,218
Current liabilities	1,120	899
Non-current liabilities	384	496
Total Liabilities	1,504	1,395
Equity	8,456	7,823
Minority interest
Total Liabilities and Equity	9,960	9,218
Operating income	6,651	5,116
Operating expenses	(5,843)	(4,823)
Other income (expenses)	390	345
Gain before tax	1,198	638
Income tax	(231)	(66)
Gain for the year	967	572
Sociedad Interbancaria de Depósitos de Valores S.A. [Member]
Investments in Other Companies - Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures (Details) [Line Items]
Current assets	60	104
Non-current assets	10,036	8,834
Total Assets	10,096	8,938
Current liabilities	551	525
Non-current liabilities
Total Liabilities	551	525
Equity	9,545	8,413
Minority interest
Total Liabilities and Equity	10,096	8,938
Operating income	9	14
Operating expenses	(54)	(50)
Other income (expenses)	1,848	1,754
Gain before tax	1,803	1,718
Income tax
Gain for the year	1,803	1,718
Redbanc S.A. [Member]
Investments in Other Companies - Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures (Details) [Line Items]
Current assets	15,347	11,054
Non-current assets	14,062	16,275
Total Assets	29,409	27,329
Current liabilities	13,366	11,625
Non-current liabilities	1,932	3,236
Total Liabilities	15,298	14,861
Equity	14,111	12,468
Minority interest
Total Liabilities and Equity	29,409	27,329
Operating income	60,139	58,576
Operating expenses	(58,167)	(57,847)
Other income (expenses)	234	127
Gain before tax	2,206	856
Income tax	(467)	(100)
Gain for the year	1,739	756
Transbank S.A. [Member]
Investments in Other Companies - Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures (Details) [Line Items]
Current assets	1,814,213	1,362,961
Non-current assets	161,533	164,518
Total Assets	1,975,746	1,527,479
Current liabilities	1,811,753	1,355,563
Non-current liabilities	17,176	36,641
Total Liabilities	1,828,929	1,392,204
Equity	146,817	135,275
Minority interest
Total Liabilities and Equity	1,975,746	1,527,479
Operating income	888,114	969,393
Operating expenses	(722,391)	(821,426)
Other income (expenses)	(154,142)	(113,486)
Gain before tax	11,581	34,481
Income tax	(1,736)	(7,667)
Gain for the year	9,845	26,814
Administrador Financiero Del Transantiago S. A. [Member]
Investments in Other Companies - Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures (Details) [Line Items]
Current assets	58,605	66,716
Non-current assets	887	867
Total Assets	59,492	67,583
Current liabilities	46,985	47,242
Non-current liabilities	2,371
Total Liabilities	49,356	47,242
Equity	10,136	20,341
Minority interest
Total Liabilities and Equity	59,492	67,583
Operating income	5,023	4,818
Operating expenses	(2,541)	(2,540)
Other income (expenses)	1,424	2,287
Gain before tax	3,906	4,565
Income tax	(855)	(949)
Gain for the year	3,051	3,616
Sociedad Imerc OTC S.A. [Member]
Investments in Other Companies - Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures (Details) [Line Items]
Current assets	11,562	21,042
Non-current assets	11,538	12,760
Total Assets	23,100	33,802
Current liabilities	7,285	18,768
Non-current liabilities	748	766
Total Liabilities	8,033	19,534
Equity	15,058	14,259
Minority interest	9	9
Total Liabilities and Equity	23,100	33,802
Operating income	8,979	9,355
Operating expenses	(8,557)	(8,667)
Other income (expenses)	1,002	743
Gain before tax	1,424	1,431
Income tax	(202)	(430)
Gain for the year	1,222	1,001
Joint Ventures Servipag Ltda [Member]
Investments in Other Companies - Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures (Details) [Line Items]
Current assets	101,289	84,569
Non-current assets	21,034	18,137
Total Assets	122,323	102,706
Current liabilities	98,808	82,503
Non-current liabilities	6,999	4,539
Total Liabilities	105,807	87,042
Equity	16,516	15,664
Minority interest
Total Liabilities and Equity	122,323	102,706
Operating income	44,161	43,709
Operating expenses	(40,929)	(39,366)
Other income (expenses)	1,185	1,503
Gain before tax	4,417	5,846
Income tax	(1,066)	(1,444)
Gain for the year	$ 3,351	4,402
Joint Ventures Artikos S A [Member]
Investments in Other Companies - Schedule of Total Carrying Amount of the Bank's Associates and Joint Ventures (Details) [Line Items]
Current assets		3,768
Non-current assets		1,724
Total Assets		5,492
Current liabilities		1,898
Non-current liabilities		406
Total Liabilities		2,304
Equity		3,188
Minority interest
Total Liabilities and Equity		5,492
Operating income		5,571
Operating expenses		(3,558)
Other income (expenses)		137
Gain before tax		2,150
Income tax		(511)
Gain for the year		$ 1,639